Document and Entity Information	Nov. 09, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 09, 2021
Entity Registrant Name	EngageSmart, Inc.
Entity Central Index Key	0001863105
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Title of 12(b) Security	Common stock, $0.001 par value per share
Trading Symbol	ESMT
Security Exchange Name	NYSE
Entity File Number	001-40835
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	83-2785225
Entity Address, Address Line One	30 Braintree Hill Office Park
Entity Address, Address Line Two	Suite 101
Entity Address, City or Town	Braintree
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02184
City Area Code	781
Local Phone Number	848-3733
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false